NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Nature Of Operations
Working capital	$ 16,323,474	$ 41,394,150
Net loss	39,904,090	35,666,542
Accumulated deficit	$ 159,171,337	$ 119,267,247